Shareholder Report	12 Months Ended
May 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
ClearShares OCIO ETF
Shareholder Report [Line Items]
Fund Name	ClearShares OCIO ETF
Class Name	ClearShares OCIO ETF
Trading Symbol	OCIO
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ClearShares OCIO ETF for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clear-shares.com/ocio. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.clear-shares.com/ocio
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ClearShares OCIO ETF	$60	0.54%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Clearshares OCIO ETF (OCIO) posted solid performance throughout the year. Benefitting from strong equity performance, added alpha from the Options Overlay Stragey and strategically re-allocating assets when market trends changed. The Fund finished the year up over 21%, its best year on record.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/26/2017)
ClearShares OCIO ETF NAV	21.19	7.50	8.12
ICE BofA US Broad Market Index	5.15	0.19	1.68

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.clear-shares.com/ocio for more recent performance information.
Net Assets	$ 167,735,473
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 894,567
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$167,735,473
Number of Holdings	66
Net Advisory Fee	$894,567
Portfolio Turnover	72%
30-Day SEC Yield	1.66%
30-Day SEC Yield Unsubsidized	1.66%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Security Type	(%)*
Exchange Traded Funds	97.7%
Common Stocks	1.9%
Money Market Funds	0.5%
Cash & Other	0.0%
Written Options	-0.1%

Top 10 Issuers	(%)*
Mount Vernon Liquid Assets Portfolio, LLC	25.8%
Invesco QQQ Trust Series 1	7.1%
Vanguard FTSE Developed Markets ETF	5.7%
Vanguard Value ETF	5.6%
Vanguard Total Stock Market ETF	4.8%
State Street SPDR S&P 500 ETF Trust	4.7%
iShares Core S&P 500 ETF	4.6%
WisdomTree Floating Rate Treasury Fund	4.4%
Vanguard S&P 500 ETF	4.3%
iShares MSCI EAFE ETF	4.1%

Top Sectors	(%)*
Domestic Equity	51.7%
Global Equity	26.1%
Fixed Income	18.7%
Commodities	1.2%
Technology	1.0%
Communications	0.5%
Consumer, Cyclical	0.2%
Consumer, Non-Cyclical	0.1%
Energy	0.1%
Cash & Other	0.4%

Updated Prospectus Web Address	https://www.clear-shares.com/ocio
ClearShares Piton Intermediate Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	ClearShares Piton Intermediate Fixed Income ETF
Class Name	ClearShares Piton Intermediate Fixed Income ETF
Trading Symbol	PIFI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ClearShares Piton Intermediate Fixed Income ETF for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clear-shares.com/pifi. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.clear-shares.com/pifi
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ClearShares Piton Intermediate Fixed Income ETF	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Clearshares Piton Intermediate Fixed Income ETF (PIFI) enjoyed positive performance in the 12-month period ending 5/31/26. PIFI also outperformed broad fixed income indices, as short and intermediate maturities recorded higher total returns than longer duration bonds. Both government bonds and corporate debt performed well during the period. Interest rates saw large swings, as policies created uncertainty about controlling inflation. In 2025, the Fed paused their easing cycle, as fiscal policy stoked inflation fear. Our top-down approach and macro strategy will drive our approach to altering duration, sector rotation and credit quality as the year unfolds.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/01/2020)
ClearShares Piton Intermediate Fixed Income ETF NAV	3.61	1.09	0.82
ICE BofA US Broad Market Index	5.15	0.19	-0.17

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.clear-shares.com/pifi for more recent performance information.
Net Assets	$ 101,279,421
Holdings Count | $ / shares	59
Advisory Fees Paid, Amount	$ 475,392
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$101,279,421
Number of Holdings	59
Net Advisory Fee	$475,392
Portfolio Turnover	23%
Average Credit Quality	AA/AA2
Effective Duration	3.90 years
30-Day SEC Yield	3.84%
30-Day SEC Yield Unsubsidized	3.84%
Weighted Average Maturity	4.56 Years
Weighted Average Life	3.87 Years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Security Type	(%)*
U.S. Treasury Securities	53.4%
Corporate Bonds	34.8%
U.S. Government Agency Issues	10.7%
Money Market Funds	0.2%
Cash & Other	0.9%

Top 10 Issuers	(%)*
United States Treasury Note/Bond	53.4%
Federal Home Loan Banks	2.9%
Federal Home Loan Mortgage Corp	2.4%
Resolution Funding Corp.	2.2%
Tennessee Valley Authority	1.8%
Lockheed Martin Corp.	1.6%
Bank of New York Mellon Corp.	1.6%
Chevron Corp.	1.6%
JPMorgan Chase & Co.	1.6%
Sysco Corp.	1.5%

Industry	(%)*
Government	64.1%
Financial	12.8%
Communications	5.4%
Consumer, Cyclical	5.0%
Consumer, Non-cyclical	4.7%
Industrial	2.9%
Energy	1.6%
Utilities	1.5%
Technology	0.9%
Cash & Other	1.1%

Updated Prospectus Web Address	https://www.clear-shares.com/pifi
ClearShares Ultra-Short Maturity ETF
Shareholder Report [Line Items]
Fund Name	ClearShares Ultra-Short Maturity ETF
Class Name	ClearShares Ultra-Short Maturity ETF
Trading Symbol	OPER
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ClearShares Ultra-Short Maturity ETF for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clear-shares.com/oper. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.clear-shares.com/oper
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ClearShares Ultra-Short Maturity ETF	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Clearshares Ultra-Short Maturity ETF (OPER) posted solid performance throughout the year. OPER tracked closely with FED Funds and the yield on treasury bills, as well as being able to take advantage of any dislocations in the institutional lending markets. Any change to FOMC policy is reflected immediately in the REPO market and,with the short duration of OPER, within several days. Given the nature of the ETF, there is no Yield Curve exposure and the share price remains stable, adding accrued interest throughout the month and distributing said interest at each month-end.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/10/2018)
ClearShares Ultra-Short Maturity ETF NAV	4.09	3.65	2.79
ICE BofA US Broad Market Index	5.15	0.19	2.02

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.clear-shares.com/oper for more recent performance information.
Net Assets	$ 117,555,652
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 247,245
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$117,555,652
Number of Holdings	5
Net Advisory Fee	$247,245
Portfolio Turnover	-%
Effective Duration	0.01 years
30-Day SEC Yield	3.67%
30-Day SEC Yield Unsubsidized	3.67%
Weighted Average Maturity	3.55 Days
Average Credit Quality	AA+
Weighted Average Life	4.00 days

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Security Type	(%)*
Repurchase Agreements	100.0%
Cash & Other	0.0%

Top 10 Issuers	(%)*
Cantor Fitzgerald & Co., 3.88%, 06/04/2026	42.5%
Cantor Fitzgerald & Co., 3.88%, 06/04/2026	42.5%
Marex Capital Markets Inc., 3.68%, 06/01/2026	6.4%
Buckler Securities LLC, 3.68%, 06/01/2026	4.3%
StoneX Financial, LLC, 3.68%, 06/01/2026	4.3%

Updated Prospectus Web Address	https://www.clear-shares.com/oper